Financial Liabilities At Amortised Cost - Other Financial Liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Financial Liabilities [Abstract]
Obligations for financing of purchases	$ 25,067,212	$ 23,103,205
Collections and other transactions on behalf of third parties	4,050,321	4,358,101
Lease liabilities (See Notes 5.18 and 44)	2,950,729	3,426,282
Creditors for spot transactions pending settlement	986,457	163,939
Accrued commissions payable	41,542	19,841
Interest accrued payable		495,127
Others	6,130,460	7,676,239
Total Other Financial Liabilities	$ 39,226,721	$ 39,242,734